Share-based Payments (Details) - USD ($)		12 Months Ended
	Jun. 27, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Options granted (in Dollars per share)	$ 1,430,000
Option granted, description		Options granted to a former managing director on 11 February 2019 and valued at $975,000 in the 30 June 2019 financials were subject to shareholder approval. In line with IFRS 2, these were re-measured at grant date 6 November 2019 after being approved by shareholders with a value of $368,000, being a remeasurement of $607,000 in the 30 June 2020 financials.
Shares issued to directors for the director fees			$ 145,913	$ 73,088